Interest in joint venture - Schedule of movement in interest in joint venture (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Disclosure of joint ventures [line items]
Beginning balance	$ 47,908
Ending balance	46,212
Overland ADCT BioPharma
Disclosure of joint ventures [line items]
Beginning balance	47,908
Share of results in joint venture	(1,696)
Ending balance	$ 46,212